Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
April 30, 2023
WLE-NPRT3-0623
1.9901539.101
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Entertainment - 1.9%
Netflix, Inc. (a)	161	53,119
The Walt Disney Co. (a)	396	40,590
		93,709
Interactive Media & Services - 1.3%
Alphabet, Inc. Class C (a)	263	28,462
Bumble, Inc. (a)	1,910	34,781
		63,243
Media - 1.9%
Cable One, Inc.	20	15,168
Interpublic Group of Companies, Inc.	2,147	76,712
		91,880
TOTAL COMMUNICATION SERVICES		248,832
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.7%
General Motors Co.	998	32,974
Broadline Retail - 2.3%
Amazon.com, Inc. (a)	535	56,416
Etsy, Inc. (a)	320	32,330
Kohl's Corp.	1,020	22,471
		111,217
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	1,021	41,422
Bright Horizons Family Solutions, Inc. (a)	387	29,458
		70,880
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	293	49,617
Vail Resorts, Inc.	133	31,989
		81,606
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	1,039	44,771
Specialty Retail - 3.4%
Best Buy Co., Inc.	367	27,349
Foot Locker, Inc.	457	19,189
Gap, Inc.	2,775	26,640
Lowe's Companies, Inc.	252	52,373
Williams-Sonoma, Inc.	328	39,701
		165,252
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	980	39,994
TOTAL CONSUMER DISCRETIONARY		546,694
CONSUMER STAPLES - 4.9%
Beverages - 1.1%
The Coca-Cola Co.	816	52,346
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies, Inc.	1,230	25,707
Food Products - 1.6%
The Hershey Co.	282	77,003
Household Products - 0.8%
The Clorox Co.	254	42,067
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	182	44,903
TOTAL CONSUMER STAPLES		242,026
ENERGY - 3.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	1,349	39,445
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	1,029	23,657
EQT Corp.	672	23,412
Marathon Petroleum Corp.	224	27,328
Occidental Petroleum Corp.	607	37,349
		111,746
TOTAL ENERGY		151,191
FINANCIALS - 15.5%
Banks - 4.7%
Bank of America Corp.	2,503	73,288
Citigroup, Inc.	844	39,727
First Horizon National Corp.	1,568	27,518
Huntington Bancshares, Inc.	3,349	37,509
JPMorgan Chase & Co.	393	54,328
		232,370
Capital Markets - 2.2%
Franklin Resources, Inc.	1,070	28,762
NASDAQ, Inc.	1,444	79,954
		108,716
Financial Services - 4.0%
MasterCard, Inc. Class A	219	83,227
PayPal Holdings, Inc. (a)	418	31,768
WEX, Inc. (a)	451	79,985
		194,980
Insurance - 4.6%
Hartford Financial Services Group, Inc.	1,168	82,916
Marsh & McLennan Companies, Inc.	228	41,083
Progressive Corp.	742	101,209
		225,208
TOTAL FINANCIALS		761,274
HEALTH CARE - 12.9%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	178	35,458
Moderna, Inc. (a)	167	22,193
Vertex Pharmaceuticals, Inc. (a)	290	98,812
Zai Lab Ltd. ADR (a)	608	21,268
		177,731
Health Care Equipment & Supplies - 3.1%
Figs, Inc. Class A (a)	2,277	16,394
Hologic, Inc. (a)	1,251	107,599
Insulet Corp. (a)	92	29,260
		153,253
Health Care Providers & Services - 3.4%
Centene Corp. (a)	745	51,353
Cigna Group	243	61,549
Elevance Health, Inc.	110	51,552
		164,454
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	171	32,950
Pharmaceuticals - 2.1%
Eli Lilly & Co.	82	32,461
Zoetis, Inc. Class A	411	72,246
		104,707
TOTAL HEALTH CARE		633,095
INDUSTRIALS - 11.9%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	324	58,258
Electrical Equipment - 3.8%
AMETEK, Inc.	419	57,793
Eaton Corp. PLC	226	37,769
nVent Electric PLC	1,179	49,435
Regal Rexnord Corp.	175	22,778
Sunrun, Inc. (a)	915	19,252
		187,027
Machinery - 3.6%
Deere & Co.	129	48,765
Federal Signal Corp.	1,078	55,388
Hillenbrand, Inc.	526	23,996
Otis Worldwide Corp.	567	48,365
		176,514
Passenger Airlines - 0.3%
JetBlue Airways Corp. (a)	1,704	12,167
Professional Services - 3.0%
Leidos Holdings, Inc.	531	49,521
Manpower, Inc.	371	28,088
Planet Labs PBC Class A (a)	3,585	14,627
Science Applications International Corp.	561	57,239
		149,475
TOTAL INDUSTRIALS		583,441
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	313	50,130
Electronic Equipment, Instruments & Components - 3.2%
CDW Corp.	499	84,625
Flex Ltd. (a)	1,085	22,318
Insight Enterprises, Inc. (a)	401	48,501
		155,444
IT Services - 2.3%
Accenture PLC Class A	360	100,904
Cloudflare, Inc. (a)	263	12,374
		113,278
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)	534	47,724
Axcelis Technologies, Inc. (a)	289	34,189
Marvell Technology, Inc.	758	29,926
NVIDIA Corp.	325	90,184
NXP Semiconductors NV	313	51,251
		253,274
Software - 10.0%
Adobe, Inc. (a)	171	64,563
HubSpot, Inc. (a)	138	58,091
Intuit, Inc.	169	75,028
Microsoft Corp.	594	182,508
Pagerduty, Inc. (a)	901	27,084
Salesforce, Inc. (a)	435	86,291
		493,565
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	740	125,563
TOTAL INFORMATION TECHNOLOGY		1,191,254
MATERIALS - 4.5%
Chemicals - 2.3%
Cabot Corp.	437	31,359
Celanese Corp. Class A	262	27,835
Eastman Chemical Co.	348	29,326
The Chemours Co. LLC	812	23,605
		112,125
Construction Materials - 0.5%
Summit Materials, Inc.	980	26,862
Metals & Mining - 1.7%
Commercial Metals Co.	1,249	58,316
Schnitzer Steel Industries, Inc. Class A	831	24,008
		82,324
TOTAL MATERIALS		221,311
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Equity Lifestyle Properties, Inc.	818	56,360
Ventas, Inc.	792	38,056
		94,416
UTILITIES - 2.1%
Electric Utilities - 0.9%
NextEra Energy, Inc.	610	46,744
Water Utilities - 1.2%
American Water Works Co., Inc.	396	58,707
TOTAL UTILITIES		105,451
TOTAL COMMON STOCKS (Cost $4,681,384)		4,778,985

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $4,681,384)	4,778,985
NET OTHER ASSETS (LIABILITIES) - 2.8%	139,713
NET ASSETS - 100.0%	4,918,698

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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